Subsequent Events - Additional Information (Detail) - USD ($)					12 Months Ended
	Jan. 09, 2023	Dec. 14, 2022	Dec. 13, 2022	Aug. 21, 2021	Dec. 31, 2022	Dec. 27, 2022	Dec. 06, 2022
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of Class B common stock , shares				5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deferred Underwriting Compensation Waiver Off							$ 8,050,000
Estimated business combination date		Mar. 14, 2023
Trust account contributions		$ 415,626
Number of trading days from the escalation period	20 days
Number of consecutive trading days from the escalation period	30 days
Subsequent Event [Member] | Calidi Biotherapeutics [Member]
Subsequent Event [Line Items]
Value of equity interest issued or issuable in business acquisition	$ 250,000,000
Subsequent Event [Member] | Calidi Biotherapeutics Inc [Member] | NonRedeeming Continuation Shares [Member]
Subsequent Event [Line Items]
Issuance of Class B common stock , shares	2,000,000
Subsequent Event [Member] | Calidi Biotherapeutics Inc [Member] | Common Class A [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Sale of stock, price per share	$ 12
Sale of stock, number of shares issued	4,500,000
Subsequent Event [Member] | Calidi Biotherapeutics Inc [Member] | Common Class A [Member] | Tranche two [Member]
Subsequent Event [Line Items]
Sale of stock, price per share	$ 14
Sale of stock, number of shares issued	4,500,000
Subsequent Event [Member] | Calidi Biotherapeutics Inc [Member] | Common Class A [Member] | Tranche three [Member]
Subsequent Event [Line Items]
Sale of stock, price per share	$ 16
Sale of stock, number of shares issued	4,500,000
Subsequent Event [Member] | Calidi Biotherapeutics Inc [Member] | FLAG Common Class A [Member] | Tranche four [Member]
Subsequent Event [Line Items]
Sale of stock, price per share	$ 18
Sale of stock, number of shares issued	4,500,000
Subsequent Event [Member] | Officers and Directors [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 710,000
Subsequent Event [Member] | Jackson Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 205,000
Related Party Transaction, Rate			50.00%
Subsequent Event [Member] | Calidi Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 75,000
Subsequent Event [Member] | Maximum [Member] | Officers and Directors [Member]
Subsequent Event [Line Items]
Related Party Transaction, Rate					100.00%
Subsequent Event [Member] | Minimum [Member] | Officers and Directors [Member]
Subsequent Event [Line Items]
Related Party Transaction, Rate					50.00%